Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2018	Mar. 31, 2018 [2]
Derivative assets
Gross derivative balances, Derivative assets	[1]	¥ 16,084	¥ 15,118
Less: Amounts offset in the consolidated balance sheets	[3]	(15,035)	(14,094)
Total net amounts reported on the face of the consolidated balance sheets	[4]	1,049	1,024
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[5]	(227)	(228)
Net amount		822	796
Derivative liabilities
Gross derivative balances, Derivative liabilities	[1],[6]	15,302	14,182
Less: Amounts offset in the consolidated balance sheets	[3],[6]	(14,481)	(13,457)
Total net amounts reported on the face of the consolidated balance sheets	[4],[6]	821	725
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[5],[6]	(68)	(72)
Net amount	[6]	753	653
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		904	748
Derivative liabilities
Gross derivative balances, Derivative liabilities	[6]	864	769
Equity contracts [Member] | Exchange Traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		255	263
Derivative liabilities
Gross derivative balances, Derivative liabilities	[6]	400	349
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		6,609	6,938
Derivative liabilities
Gross derivative balances, Derivative liabilities	[6]	6,095	6,522
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		987	1,142
Derivative liabilities
Gross derivative balances, Derivative liabilities	[6]	965	1,020
Interest rate contracts [Member] | Exchange Traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		11	16
Derivative liabilities
Gross derivative balances, Derivative liabilities	[6]	5	9
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		406	390
Derivative liabilities
Gross derivative balances, Derivative liabilities	[6]	309	300
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		182	125
Derivative liabilities
Gross derivative balances, Derivative liabilities	[6]	188	125
Credit contracts [Member] | Exchange Traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		1
Derivative liabilities
Gross derivative balances, Derivative liabilities	[6]	1
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		6,728	5,495
Derivative liabilities
Gross derivative balances, Derivative liabilities	[6]	6,474	5,087
Foreign exchange contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets
Derivative liabilities
Gross derivative balances, Derivative liabilities	[6]
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		0
Derivative liabilities
Gross derivative balances, Derivative liabilities	[6]	0
Commodity contracts [Member] | Exchange Traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		1	1
Derivative liabilities
Gross derivative balances, Derivative liabilities	[6]	¥ 1	¥ 1

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2018, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \150 billion and \276 billion, respectively. As of September 30, 2018, the gross balance of such derivative assets and derivative liabilities was \197 billion and \320 billion, respectively.
[2]	During the year ended March 31, 2018, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral. In addition, due to the changes in our accounting policy, certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Please refer to Note 1. "Summary of accounting policies: New accounting pronouncements recently adopted" for further details.
[3]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2018, Nomura offset a total of \1,201 billion of cash collateral receivables against net derivative liabilities and \1,838 billion of cash collateral payables against net derivative assets. As of September 30, 2018, Nomura offset a total of \1,314 billion of cash collateral receivables against net derivative liabilities and \1,868 billion of cash collateral payables against net derivative assets.
[4]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[5]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2018, a total of \167 billion of cash collateral receivables and \391 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2018, a total of \179 billion of cash collateral receivables and \486 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[6]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.